Vessels	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Vessels	Vessels
 Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2023	$4,045,062	$117,641	$4,162,703
Transfer from right of use assets, net (1)	695,162	3,722	698,884
Additions (2)	4,711	16,738	21,449
Disposal of vessels (3)	(79,429)	(3,134)	(82,563)
Write-offs (4)	(771)	(1,500)	(2,271)
As of December 31, 2023	4,664,735	133,467	4,798,202

Accumulated depreciation and impairment
As of January 1, 2023	(1,016,258)	(57,191)	(1,073,449)
Charge for the period	(152,661)	(25,598)	(178,259)
Disposal of vessels (3)	28,505	1,436	29,941
Write-offs (4)	—	1,500	1,500
As of December 31, 2023	(1,140,414)	(79,853)	(1,220,267)
Net book value
As of December 31, 2023	$3,524,321	$53,614	$3,577,935

Cost
As of January 1, 2022	$4,782,886	$135,471	$4,918,357
Additions (2)	20,426	19,807	40,233
Disposal of vessels (3)	(758,250)	(22,641)	(780,891)
Write-offs (4)	—	(14,996)	(14,996)
As of December 31, 2022	4,045,062	117,641	4,162,703

Accumulated depreciation and impairment
As of January 1, 2022	(1,020,407)	(55,879)	(1,076,286)
Charge for the period	(145,140)	(22,868)	(168,008)
Disposal of vessels (3)	136,581	6,560	143,141
Reversal of previously recorded impairment	12,708	—	12,708
Write-offs (4)	—	14,996	14,996
As of December 31, 2022	(1,016,258)	(57,191)	(1,073,449)
Net book value
As of December 31, 2022	$3,028,804	$60,450	$3,089,254
(1)During the year ended December 31, 2023, we exercised the purchase options on leases for 17 MR vessels (STI Magnetic, STI Marshall, STI Magic, STI Mystery, STI Marvel, STI Magister, STI Mythic, STI Miracle, STI Maestro, STI Mighty, STI Modest, STI Maverick, STI Millennia, STI Maximus, STI Beryl, STI Larvotto and STI Le Rocher) and four LR2 vessels (STI Lavender, STI Lobelia, STI Lotus and STI Lily) that had been previously recorded as Right of use assets for vessels. The carrying amounts of these Right of Use Assets were reclassified to Vessels and Drydock as a result of these transactions. These transactions are further described in Note 6.
(2)Additions during the years ended December 31, 2023 and 2022 primarily relate to the drydock, BWTS (defined below), and scrubber costs incurred on certain of our vessels.
(3)Represents the net book value of an aggregate of 19 vessels that were sold during the years ended December 31, 2023 and 2022. These sales consisted of two MRs (STI Ville and STI Amber) during the year ended December 31, 2023, and three LR2s (STI Savile Row, STI Carnaby and STI Nautilus), 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision), and two MRs (STI Fontvieille and STI Benicia) during the year ended December 31, 2022. These transactions are described below.
(4)Primarily represents write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.
The following is a summary of the items that were capitalized during the years ended December 31, 2023 and 2022:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber (2)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
For the year ended December 31, 2023	$16,738	$—	$16,738	$—	$4,554	$150	$7	$4,711
For the year ended December 31, 2022	19,657	150	19,807	14,386	5,522	347	171	20,426

(1)Additions during the years ended December 31, 2023 and 2022 include new costs accrued in prior periods relating to drydocks, ballast water treatment system, and scrubber installations.
(2)For a newly installed scrubber, a notional component of approximately 10% is allocated from the scrubber's cost. The notional scrubber cost is estimated by us, based on the expected related costs that we will incur for this equipment at the next scheduled drydock date and relates to the replacement of certain components and maintenance of other components. This notional scrubber cost is carried separately from the cost of the scrubber. Subsequent costs are recorded at actual cost incurred. The notional component of the scrubber is depreciated on a straight-line basis to the next estimated drydock date. For the years ended December 31, 2023 and 2022, we did not allocate the notional component of the scrubber installation costs for those vessels that were sold during the period.
Activity
We did not take delivery of any owned vessels during the years ended December 31, 2023 and December 31, 2022. As of December 31, 2023, we did not have any newbuildings on order.
Ballast Water Treatment Systems and Exhaust Gas Cleaning Systems, or Scrubbers
In July 2018, we executed an agreement to purchase 55 ballast water treatment systems, or BWTS, from an unaffiliated third-party supplier. These systems were installed between 2019 through 2023, as each respective vessel under the agreement came due for its International Oil Pollution Prevention, or IOPP, renewal survey. Costs capitalized for these systems include the cost of the base equipment that we have contracted to purchase in addition to directly attributable installation costs, costs incurred for systems that were installed during the period, and installation costs incurred in advance of installations that are expected to occur in subsequent periods. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life and are depreciating the equipment and related installation costs on this basis.
We have also retrofitted the substantial majority of our vessels with exhaust gas cleaning systems, or scrubbers. The scrubbers enable our ships to use high sulfur fuel oil, which is less expensive than low sulfur fuel oil, in certain parts of the world. From August 2018 through November 2018, we entered into agreements with two separate suppliers to retrofit a total of 77 of our tankers with such systems and in 2019 we exercised options to retrofit an additional 21 our vessels with scrubbers.
In 2020, and as further amended in February 2021, we reached an agreement to extend the options to purchase and install scrubbers on 19 vessels. In August 2021, we exercised options to purchase six of these scrubbers. We let our options to purchase scrubbers on the remaining vessels expire during 2023 and wrote-off $10.5 million related to previously incurred deposits and installation costs.
Costs capitalized for these systems include the base equipment and systems purchased, and installation costs incurred. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life, with the exception of approximately 10% of the equipment cost, which is estimated to require replacement at each vessel's next scheduled drydock. This amount has been allocated as a notional component upon installation. The carrying value of the equipment, related installation costs, and notional component will be depreciated on this basis.
We installed scrubbers on six vessels in during the year ended December 31, 2022. We did not install any scrubbers during the year ended December 31, 2023. During the years ended December 31, 2023 and 2022, we retrofitted a total of four vessels and four vessels with BWTS, respectively.
There were no further obligations due under contracts for the purchase of BWTS or scrubbers as of December 31, 2023.
Vessel Sales
During the year ended December 31, 2023, we closed on the sale of two MR vessels, STI Ville and STI Amber, in July 2023 and November 2023, respectively, for aggregate net proceeds of $64.6 million, which includes $0.3 million of accrued and unpaid selling costs as of December 31, 2023. The aggregate net book value of the vessels was $52.6 million on the dates they were held for sale and, we recorded an aggregate gain of $12.0 million during the year ended December 31, 2023 as a result of these sales. Additionally, we repaid the outstanding sale and leaseback obligation of $8.2 million with respect to STI Amber as a result of this sale.
During the year ended December 31, 2022, we sold 18 vessels consisting of three LR2s (STI Savile Row, STI Carnaby and STI Nautilus); 12 LR1s (STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige, STI Experience, STI Express, STI Exceed, STI Excel, STI Expedite, and STI Precision); and three MRs (STI Fontvieille, STI Benicia, and STI Majestic). Seven vessel sales closed in the first quarter of 2022, nine vessel sales closed in the second quarter of 2022 and two vessel sales vessels closed in the third quarter of 2022 for aggregate net proceeds of $607.7 million.
Of these vessels, the net book value of 17 vessels of $637.8 million was previously recorded within Vessels and drydock, and the net book value for one vessel (STI Majestic) of $35.4 million was previously recorded within Right of use assets for vessels (Note 6). As a result of these transactions, we recorded an aggregate net loss of $66.5 million (inclusive of a $0.7 million write-off of goodwill on the LR2 vessels).
Additionally, we repaid aggregate outstanding debt, sale and leaseback obligations, and lease liabilities under IFRS 16 of $347.4 million and incurred debt extinguishment costs (write-offs of deferred financing fees and discounts plus fees) of $3.5 million related to these vessel sales. The financing facilities to which these repayments relate are described in Note 12.
The sale of the LR1s was not a strategic shift in our operations that had, or is expected to have, a material effect on our operations. Moreover, the vessels disposed did not constitute a separate major line of business or geographical area of operations. We therefore determined that the sale of these vessels did not constitute a discontinued operation under IFRS 5.
Collateral agreements
The below table is a summary of vessels with an aggregate carrying value of $3.2 billion at December 31, 2023 which have been pledged as collateral under the terms of our secured debt and lease financing arrangements as of December 31, 2023:

Credit Facility	Vessel Name
Prudential Credit Facility	STI Acton, STI Camden, STI Clapham
BNPP Sinosure Credit Facility	STI Elysees, STI Fulham, STI Hackney, STI Orchard, STI Park
2023 $225.0 Million Credit Facility	STI Duchessa, STI San Antonio, STI Yorkville, STI Milwaukee, STI Battery, STI Madison, STI Opera, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina, STI Sanctity
2023 $49.1 Million Credit Facility	STI Rose, STI Rambla
2023 $117.4 Million Credit Facility	STI Battersea, STI Wembley, STI Texas City, STI Meraux, STI St. Charles, STI Mayfair, STI Alexis
2023 $1.0 Billion Credit Facility	STI Lobelia, STI Lotus, STI Lily, STI Lavender, STI Magic, STI Mystery, STI Marvel, STI Magnetic, STI Millennia, STI Magister, STI Mythic, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Maximus, STI Spiga, STI Kingsway, STI Bosphorus, STI Leblon, STI Jermyn, STI Donald C Trauscht, STI Esles II, STI Solace, STI Solidarity, STI Stability, STI Tribeca, STI Bronx, STI Manhattan, STI Seneca, STI Sloane, STI Condotti, STI Brooklyn, STI Goal, STI Gladiator, STI Gratitude, STI Steadfast, STI Supreme
2023 $94.0 Million Credit Facility	STI Marshall, STI Grace, STI Guide, STI Gauntlet
Ocean Yield Lease Financing	STI Symphony
BCFL Lease Financing (MRs)	STI Topaz, STI Garnet, STI Onyx
2020 SPDBFL Lease Financing	STI San Telmo, STI Jardins
2021 AVIC Lease Financing	STI Memphis, STI Soho, STI Osceola, STI Lombard
2021 CMBFL Lease Financing	STI Brixton, STI Comandante, STI Finchley, STI Pimlico, STI Westminster
2021 TSFL Lease Financing	STI Black Hawk, STI Pontiac, STI Notting Hill
2021 Ocean Yield Lease Financing	STI Gallantry, STI Guard
2022 AVIC Lease Financing	STI Oxford, STI Selatar, STI Gramercy, STI Queens
The below table is a summary of vessels with an aggregate carrying value of $411.2 million which were unencumbered at December 31, 2023:

Vessel Name
Unencumbered	STI Hammersmith, STI Rotherhithe, STI Poplar, STI Ruby, STI Galata, STI La Boca, STI Beryl, STI Larvotto, STI Le Rocher, STI Broadway, STI Winnie, STI Connaught, STI Lauren, STI Veneto